Note 11 - Lease	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
11.	Lease

The Company has operating lease for offices in the United States and China with remaining lease term of approximately
4.3
years and
0.9
year, respectively. The operating lease in China includes option to extend the leases that have not
been included in the calculation of the Company’s lease liabilities and ROU assets. Total lease expenses were
$106
and
$316
for the
three
and
nine
months ended
September 30, 2018
and were
$198
and
$595
for the
three
and
nine
months ended
September 30, 2019,
respectively.

Supplemental balance sheet information related to leases was as follows:

As of September 30,
2019
$

Operating lease ROU asset	2,704

Current portion of operating lease liabilities	542
Operating lease liabilities	2,091
Total lease liabilities	2,633

Maturities of operating lease liabilities are as follows:

$

Three months ending December 31, 2019	87
Year ending December 31, 2020	780
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793
Total lease payments	3,235
Less imputed interest	(602)

Present value of lease liabilities	2,633

Other supplemental information related to leases is summarized below:

Nine months ended
September 30, 2019
$

Operating cash flows used in operating lease	620

As of September 30,
2019

Weighted average remaining lease term (years)	4.23
Weighted average discount rate	8.45%

The Company adopted the Lease ASUs effective
January 1, 2019
and did
not
restate prior periods. The undiscounted future minimum payments under non-cancelable operating leases as of
December 31, 2018,
prior to the adoption of the Lease ASUs was as follows:

$

Year ending December 31, 2019	792
Year ending December 31, 2020	798
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793

Total	3,958